RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value of Derivatives
Total net financial asset/(liability)	(1,552)	(1,434)
Foreign exchange contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(361)	(400)
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(500)	(39)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(706)	(1,002)
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	15	7
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	187	385
Long-term derivative assets, Total Gross Derivative Instruments	157	413
Current derivative liabilities, Total Gross Derivative Instruments	(663)	(837)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,233)	(1,395)
Total net financial asset/(liability)	(1,552)	(1,434)
Total Gross Derivative Instruments | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	52	78
Long-term derivative assets, Total Gross Derivative Instruments	48	67
Current derivative liabilities, Total Gross Derivative Instruments	(80)	(75)
Long-term derivative liabilities, Total Gross Derivative Instruments	(381)	(470)
Total net financial asset/(liability)	(361)	(400)
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	43	183
Long-term derivative assets, Total Gross Derivative Instruments	78	250
Current derivative liabilities, Total Gross Derivative Instruments	(362)	(403)
Long-term derivative liabilities, Total Gross Derivative Instruments	(259)	(69)
Total net financial asset/(liability)	(500)	(39)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	82	118
Long-term derivative assets, Total Gross Derivative Instruments	26	95
Current derivative liabilities, Total Gross Derivative Instruments	(221)	(359)
Long-term derivative liabilities, Total Gross Derivative Instruments	(593)	(856)
Total net financial asset/(liability)	(706)	(1,002)
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	6
Long-term derivative assets, Total Gross Derivative Instruments	5	1
Total net financial asset/(liability)	15	7
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	1	6
Current derivative liabilities, Total Gross Derivative Instruments	(4)	(9)
Total net financial asset/(liability)	(3)	(3)
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	1	6
Current derivative liabilities, Total Gross Derivative Instruments	(4)	(9)
Total net financial asset/(liability)	(3)	(3)
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	124	309
Long-term derivative assets, Total Gross Derivative Instruments	140	390
Current derivative liabilities, Total Gross Derivative Instruments	(568)	(726)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,073)	(1,240)
Total net financial asset/(liability)	(1,377)	(1,267)
Level 2 | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	52	78
Long-term derivative assets, Total Gross Derivative Instruments	48	67
Current derivative liabilities, Total Gross Derivative Instruments	(80)	(75)
Long-term derivative liabilities, Total Gross Derivative Instruments	(381)	(470)
Total net financial asset/(liability)	(361)	(400)
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	43	183
Long-term derivative assets, Total Gross Derivative Instruments	78	250
Current derivative liabilities, Total Gross Derivative Instruments	(362)	(403)
Long-term derivative liabilities, Total Gross Derivative Instruments	(259)	(69)
Total net financial asset/(liability)	(500)	(39)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	19	42
Long-term derivative assets, Total Gross Derivative Instruments	9	72
Current derivative liabilities, Total Gross Derivative Instruments	(126)	(248)
Long-term derivative liabilities, Total Gross Derivative Instruments	(433)	(701)
Total net financial asset/(liability)	(531)	(835)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	10	6
Long-term derivative assets, Total Gross Derivative Instruments	5	1
Total net financial asset/(liability)	15	7
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	62	70
Long-term derivative assets, Total Gross Derivative Instruments	17	23
Current derivative liabilities, Total Gross Derivative Instruments	(91)	(102)
Long-term derivative liabilities, Total Gross Derivative Instruments	(160)	(155)
Total net financial asset/(liability)	(172)	(164)
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	62	70
Long-term derivative assets, Total Gross Derivative Instruments	17	23
Current derivative liabilities, Total Gross Derivative Instruments	(91)	(102)
Long-term derivative liabilities, Total Gross Derivative Instruments	(160)	(155)
Total net financial asset/(liability)	(172)	(164)